PROPERTY, PLANT AND EQUIPMENT (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	$ 325,048
Property, plant and equipment at end of period	259,791	$ 325,048
Amortisation expense	2,060
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	483,269	422,839
Additions	33,642	33,952
Acquisition of subsidiaries		19,602
Disposals	(14,267)	(10,364)
Assets held for sale	(68,067)
Exchange and other adjustments	697	17,240
Property, plant and equipment at end of period	435,274	483,269
Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(158,221)	(125,862)
Disposals	13,527	7,693
Assets held for sale	7,765
Exchange and other adjustments	(4,084)	(6,378)
Depreciation expense	(34,470)	(33,674)
Property, plant and equipment at end of period	(175,483)	(158,221)
Land
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	49,066
Property, plant and equipment at end of period	44,305	49,066
Land | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	49,066	39,727
Additions	223	1,498
Acquisition of subsidiaries		4,359
Disposals	0	0
Assets held for sale	(5,305)
Exchange and other adjustments	321	3,482
Property, plant and equipment at end of period	44,305	49,066
Land | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	0	0
Disposals	0	0
Assets held for sale	0
Exchange and other adjustments	0	0
Depreciation expense	0	0
Property, plant and equipment at end of period	0	0
Buildings and leaseholds
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	192,401
Property, plant and equipment at end of period	132,600	192,401
Property, plant and equipment, temporarily idle	3,366	3,678
Buildings and leaseholds | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	253,478	226,225
Additions	8,973	9,139
Acquisition of subsidiaries		11,212
Disposals	(1,302)	(2,178)
Assets held for sale	(62,762)
Exchange and other adjustments	(955)	9,080
Property, plant and equipment at end of period	197,432	253,478
Buildings and leaseholds | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(61,077)	(46,780)
Disposals	1,184	579
Assets held for sale	7,765
Exchange and other adjustments	(795)	(2,249)
Depreciation expense	(11,909)	(12,627)
Property, plant and equipment at end of period	(64,832)	(61,077)
Production equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	36,062
Property, plant and equipment at end of period	37,706	36,062
Production equipment | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	67,305	54,464
Additions	9,343	7,445
Acquisition of subsidiaries		2,060
Disposals	(2,709)	(1,832)
Assets held for sale	0
Exchange and other adjustments	3,373	5,168
Property, plant and equipment at end of period	77,312	67,305
Production equipment | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(31,243)	(22,753)
Disposals	2,624	1,301
Assets held for sale	0
Exchange and other adjustments	(1,628)	(1,498)
Depreciation expense	(9,359)	(8,293)
Property, plant and equipment at end of period	(39,606)	(31,243)
Other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	47,519
Property, plant and equipment at end of period	45,180	47,519
Other equipment | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	113,420	102,423
Additions	15,103	15,870
Acquisition of subsidiaries		1,971
Disposals	(10,256)	(6,354)
Assets held for sale	0
Exchange and other adjustments	(2,042)	(490)
Property, plant and equipment at end of period	116,225	113,420
Other equipment | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(65,901)	(56,329)
Disposals	9,719	5,813
Assets held for sale	0
Exchange and other adjustments	(1,661)	(2,631)
Depreciation expense	(13,202)	(12,754)
Property, plant and equipment at end of period	(71,045)	(65,901)
Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	7,630
Property, plant and equipment at end of period	$ 10,928	$ 7,630